Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated other Comprehensive Income (Loss)	Equity attributable to Jiuzi Holdings, Inc.	Non-Controlling interest	Total
Balance at Oct. 31, 2020	$ 1,625	$ 322,314	$ 690,624	$ 6,846,609	$ (60,426)	$ 7,800,746	$ 414,430	$ 8,215,176
Balance (in Shares) at Oct. 31, 2020	833,333
Contribution in capital		38,915				38,915	(119,053)	(80,138)
Shares Issued for cash or subscription receivables	$ 696	12,808,544				12,809,240		12,809,240
Shares Issued for cash or subscription receivables (in Shares)	357,047
Net income (loss)			200,815	434,728		635,543	(35,708)	599,835
Disposition of discontinued operation				178,202		178,202		178,202
Foreign currency translation adjustment					602,041	602,041	5,016	607,057
Balance at Oct. 31, 2021	$ 2,321	13,169,773	891,439	7,459,539	541,615	22,064,687	264,685	22,329,372
Balance (in Shares) at Oct. 31, 2021	1,190,380
Shares Issued for services/compensation/expenses	$ 22	59,978				60,000		60,000
Shares Issued for services/compensation/expenses (in Shares)	11,111
Shares Issued for Liability Converted	$ 316	2,236,368				2,236,684		2,236,684
Shares Issued for Liability Converted (in Shares)	162,138
Net income (loss)				(16,331,186)		(16,331,186)	(30,451)	(16,361,637)
Disposition of discontinued operation				(470,464)		(470,464)		(470,464)
Foreign currency translation adjustment					(1,615,914)	(1,615,914)	(96,821)	(1,712,735)
Balance at Oct. 31, 2022	$ 2,659	15,466,119	891,439	(9,342,111)	(1,074,299)	$ 5,943,807	137,413	$ 6,081,220
Balance (in Shares) at Oct. 31, 2022	1,363,629					1,363,640		1,363,640
Shares Issued for services/compensation/expenses	$ 347	1,720,453				$ 1,720,800		$ 1,720,800
Shares Issued for services/compensation/expenses (in Shares)	177,778
Shares Issued for Liability Converted	$ 1,168	2,716,158				2,717,326		2,717,326
Shares Issued for Liability Converted (in Shares)	598,953
Shares Issued for cash or subscription receivables	$ 3,754	3,564,845				3,568,599		3,568,599
Shares Issued for cash or subscription receivables (in Shares)	1,925,249
Net income (loss)				(9,783,246)		(9,783,246)	(70,526)	(9,853,772)
Disposition of discontinued operation				465,224		465,224		465,224
Foreign currency translation adjustment					(402,726)	(402,726)	2,645	(400,081)
Balance at Oct. 31, 2023	$ 7,928	$ 23,467,575	$ 891,439	$ (18,660,133)	$ (1,477,025)	$ 4,229,784	$ 69,532	$ 4,299,316
Balance (in Shares) at Oct. 31, 2023	4,065,609					4,065,609		4,065,609